Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (27.9%)
U.S. Government Securities (26.3%)
	United States Treasury Note/Bond	2.500%	5/31/24	70,660	68,816
	United States Treasury Note/Bond	3.000%	6/30/24	103,636	101,191
	United States Treasury Note/Bond	0.375%	7/15/24	13,586	12,903
	United States Treasury Note/Bond	3.000%	7/31/24	143,972	140,328
	United States Treasury Note/Bond	0.375%	8/15/24	140,846	133,253
	United States Treasury Note/Bond	4.250%	9/30/24	58,400	57,633
	United States Treasury Note/Bond	0.750%	11/15/24	11,015	10,359
	United States Treasury Note/Bond	4.500%	11/30/24	699,590	692,157
	United States Treasury Note/Bond	4.250%	12/31/24	78,757	77,662
	United States Treasury Note/Bond	1.500%	2/15/25	5,600	5,286
[1]	United States Treasury Note/Bond	2.625%	4/15/25	75,000	71,930
	United States Treasury Note/Bond	2.750%	5/15/25	80,000	76,838
	United States Treasury Note/Bond	0.250%	5/31/25	150,000	137,250
	United States Treasury Note/Bond	4.250%	5/31/25	239,000	236,012
	United States Treasury Note/Bond	2.875%	6/15/25	258,900	249,029
	United States Treasury Note/Bond	3.000%	7/15/25	26,750	25,780
	United States Treasury Note/Bond	3.625%	5/15/26	110,000	107,319
					2,203,746
Agency Bonds and Notes (1.0%)
	Federal Home Loan Banks	5.250%	9/13/24	83,000	82,835
Nonconventional Mortgage-Backed Securities (0.6%)
[2,3]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	7,438	5,283
[2,3]	Freddie Mac REMICS	2.000%	12/25/51	354	195
[2,3]	Freddie Mac REMICS	3.000%	7/25/51–10/25/51	5,802	4,118
[2]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	1,962	1,079
[2]	Ginnie Mae REMICS	2.000%	11/20/51	2,021	1,093
[2]	Ginnie Mae REMICS	2.500%	9/20/51	4,150	2,973
[2]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	41,548	30,295
[2]	Ginnie Mae REMICS	3.500%	11/20/51	750	588
					45,624
Total U.S. Government and Agency Obligations (Cost $2,373,628)					2,332,205
Asset-Backed/Commercial Mortgage-Backed Securities (31.8%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,626
[2]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	13,780	13,655
[2]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	35,880	34,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	86,260	83,613
[2]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	19,700	19,564
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	30,860	30,681
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	34,520	34,178
[2,4]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	5,092	4,993
[2,4]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	3,964
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	11,800
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	12,800	12,683
[2]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	18,850	18,198
[2]	BA Credit Card Trust Series 2022-A2	5.000%	4/15/28	16,760	16,673
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	34,860	34,583
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	440	404
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	420	387
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	280	256
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	996
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	350	332
[2]	BANK Series 2018-BNK12	4.255%	5/15/61	250	236
[2]	BANK Series 2018-BNK14	4.231%	9/15/60	250	235
[2]	BANK Series 2019-BNK17	3.714%	4/15/52	576	525
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	470	397
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	100	85
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	700	592
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	148
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	782	754
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	484
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	371
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	853
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	512
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,477
[2,4]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	78	77
[2,4]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,125
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	37,820	34,544
[2]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,420	27,215
[2]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	52,386	50,644
[2]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	41,870	41,560
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	40,480	39,759
[2]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	6,995
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	15,660	15,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,673
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	21,340	21,111
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	9,872
[2]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,606
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,056
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	10,948
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	6,020	5,909
[2]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	12,360	12,277
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,262
[2]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,629
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,277	10,763
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	4,940
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	15,500	14,993
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	484
[2]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	4,800	4,059
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,223
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	218
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	797	748
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	438
[2,4]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	4,403	4,383
[2]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,035
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	806
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,583
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	534
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	468
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	725
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	215
[2,4]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	15,560	15,518
[2,4]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	10,897
[2]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,252
[2]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,463
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	8,796
[2]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	10,540	10,239
[2]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,231
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,410
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,037
[2]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	828
[2]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	20
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	817
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,135
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	677
[2,4]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	24,840	24,857
[2]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	5,917
[2]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	34,490	33,255
[2]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	80,810	78,067
[2]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	40,145	39,970
[2]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	100,230	97,993
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	47,690	47,498
[2,4]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	4,890	4,541
[2,4]	DLLST LLC Series 2022-1A	3.690%	9/20/28	3,060	2,952
[2,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.950%	10/25/56	254	248
[2,4]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	3,260	3,210
[2,4]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	5,757	5,535
[2,4]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	11,014	10,729
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	19,250	18,979
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	299
[2,4]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	7,390	6,968
[2,4]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	16,595
[2]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	16,782
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,622
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,575
[2,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	22,490	22,079
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,177
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,534
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,819
[2]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	20,268
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	26,120	25,801
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	13,550	13,447
[2]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	3,750	3,708
[2]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	2,021	2,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,379
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	7,980
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	8,331
[2]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,319
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	11,867
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	14,810	14,313
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,236
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,215
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	19,440	19,134
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,266
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	11,832
[2,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	23,570	23,301
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,802
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/17/30	10,480	10,432
[2,4]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,365
[2]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	3,857	3,655
[2]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,509
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	230
[2]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	122
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	432
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,061
[2]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,689
[2]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	14,660	14,539
[2,4]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,440
[2,4]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	16,790	16,561
[2]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,742
[2]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	4,993
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	14,470	14,094
[2]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	6,080	5,874
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,176
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	14,480	14,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	6,896
[2,4]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	9,510	9,316
[2]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	15,828
[2]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	10,810
[2]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,634
[2]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	13,780
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	10,968
[2]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,918
[2]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	24,843
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,634
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,752
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	812
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,140
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	139	137
[2]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,577
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	280
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	217
[2,4]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,760
[2,4]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,112
[2,4]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,635
[2,4]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,471
[2,4]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	15,820	14,892
[2,4]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	14,030	13,784
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	13,110	12,895
[2]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	7,500	7,525
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	26,870	26,421
[2]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	7,190	7,024
[2,4]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	531	529
[2,4]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,192
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	285	284
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	19,311
[2,4]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,016	1,004
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,600
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,378
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	3,942	3,745
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	200	188
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,565	4,396
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	415
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	162	154
[2]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,452	4,268
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	833
[2]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	6,920	6,905
[2]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	253	253
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	22,460	22,259
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,270
[2,4,5]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	6.157%	6/20/60	355	355
[2,4,5]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	6.107%	8/18/60	250	250
[2,4]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,389
[2,4,5]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	6.100%	11/25/65	3,684	3,634
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.810%	9/22/28	17,310	17,036
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,411
[2,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,032	3,675
[2,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,912	3,719
[2,4,5]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	6.072%	4/10/50	32	32
[2,4]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,005	1,005
[2,4]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	14,630	14,098
[2,4]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	3,820	3,805
[2,4]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	75	72
[2,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	238	226
[2,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	539	515
[2,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,075	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4,5]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	5.850%	3/26/40	11	11
[2,4]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	20	20
[2,4]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	87	83
[2,4]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	98	94
[2]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	38,480	37,096
[2]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	28,500	27,660
[2,4]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,402
[2,4]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	13,880	13,735
[2,4]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,346
[2,4]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	28,597
[2,4]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	24,404
[2]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	13,780
[2]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,259
[2]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	13,685
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	27,030	26,137
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,393
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	20,290	19,722
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,533
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,544
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	18,220	18,007
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,532
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,102
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,104
[2,4]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,406
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	4,457	4,144
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,335
[2]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	199
[2,4]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	67
[2]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	28,530	26,778
[2]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	35,780	34,694
[2]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	27,740	27,239
[2]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	22,070	21,868
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	22,400	22,346
[2]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	14,791
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,024
[2,4]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,837
[2]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.435%	7/15/46	350	348
[2]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	663
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	847
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	476
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	173
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	550
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,063
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,301
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	228
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	220
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	269
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,188
[2]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	138	135
[2]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	39	38
[2]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	494
[2,4]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	11,942	11,649
[2,4]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	39	39
[2,4]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,937
[2]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	119	119
[2]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,348
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,395
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	13,799
[2]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	11,060	10,716
[2]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,312
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,365
[2]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	21,970	21,686
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,178
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,489
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,760,331)					2,666,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (35.8%)
Communications (0.5%)
	Comcast Corp.	3.375%	2/15/25	1,000	973
	Comcast Corp.	5.250%	11/7/25	8,000	8,043
[6]	Comcast Corp.	0.000%	9/14/26	3,839	3,701
	Meta Platforms Inc.	3.500%	8/15/27	11,674	11,084
[4]	NTT Finance Corp.	1.162%	4/3/26	22,891	20,480
					44,281
Consumer Discretionary (2.7%)
	Amazon.com Inc.	4.700%	11/29/24	40,000	39,773
	Amazon.com Inc.	4.600%	12/1/25	40,000	39,701
[2]	American Honda Finance Corp.	0.550%	7/12/24	7,220	6,857
[2]	American Honda Finance Corp.	1.500%	1/13/25	1,000	945
[2]	American Honda Finance Corp.	4.600%	4/17/25	18,700	18,470
	American Honda Finance Corp.	5.000%	5/23/25	20,000	19,924
	American Honda Finance Corp.	4.750%	1/12/26	4,090	4,071
[4]	BMW US Capital LLC	3.900%	4/9/25	4,450	4,341
	Home Depot Inc.	2.700%	4/15/25	5,000	4,800
	Home Depot Inc.	4.000%	9/15/25	4,555	4,467
	Honda Motor Co. Ltd.	2.271%	3/10/25	10,715	10,208
[4]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	14,680	14,581
[2,6]	Toyota Finance Australia Ltd.	0.064%	1/13/25	2,400	2,460
	Toyota Motor Credit Corp.	0.625%	9/13/24	880	832
[2]	Toyota Motor Credit Corp.	4.400%	9/20/24	11,150	11,014
	Toyota Motor Credit Corp.	4.800%	1/10/25	7,450	7,398
[2]	Toyota Motor Credit Corp.	1.450%	1/13/25	7,085	6,685
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	3,167	2,998
[2]	Toyota Motor Credit Corp.	3.650%	8/18/25	26,150	25,324
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,215	6,122
					230,971
Consumer Staples (3.2%)
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	75,122	72,767
[4]	Cargill Inc.	4.500%	6/24/26	4,950	4,878
[6]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	2,877
[6]	Coca-Cola Co.	1.875%	9/22/26	1,550	1,604
	Colgate-Palmolive Co.	3.100%	8/15/25	1,880	1,811
[4]	Kenvue Inc.	5.500%	3/22/25	20,360	20,413
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,616
[4]	Mars Inc.	4.550%	4/20/28	15,315	15,082
[4]	Nestle Holdings Inc.	4.000%	9/12/25	10,000	9,780
[4]	Nestle Holdings Inc.	5.250%	3/13/26	2,640	2,659
[2,6]	PepsiCo Inc.	2.625%	4/28/26	2,117	2,248
	PepsiCo Inc.	3.600%	2/18/28	3,760	3,624
	Philip Morris International Inc.	5.125%	11/15/24	25,440	25,332
	Philip Morris International Inc.	3.375%	8/11/25	5,500	5,297
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,080
	Philip Morris International Inc.	4.875%	2/13/26	47,570	47,230
	Procter & Gamble Co.	4.100%	1/26/26	4,930	4,873
[2,6]	Unilever Finance Netherlands BV	1.250%	3/25/25	2,400	2,509
	Walmart Inc.	3.900%	9/9/25	10,000	9,797
	Walmart Inc.	4.000%	4/15/26	4,450	4,372
					264,849
Energy (1.0%)
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	8,354	7,954
	Chevron Corp.	3.326%	11/17/25	10,000	9,665
	Chevron USA Inc.	0.687%	8/12/25	1,990	1,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	3.150%	4/1/25	10,000	9,639
	EOG Resources Inc.	4.150%	1/15/26	1,460	1,430
	Exxon Mobil Corp.	2.709%	3/6/25	15,000	14,406
	Exxon Mobil Corp.	2.992%	3/19/25	5,800	5,590
[2]	Harvest Operations Corp.	1.000%	4/26/24	4,125	3,964
[2]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,812	22,679
	Shell International Finance BV	3.250%	5/11/25	1,100	1,064
[2,6]	Shell International Finance BV	2.500%	3/24/26	2,117	2,231
					80,441
Financials (20.8%)
	American Express Co.	2.250%	3/4/25	4,900	4,646
	American Express Co.	3.950%	8/1/25	57,596	55,894
	American Express Co.	4.990%	5/1/26	12,500	12,358
[4]	Athene Global Funding	0.914%	8/19/24	1,440	1,345
[7]	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	13,610	13,600
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,000	9,958
[2,5,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.792%	11/4/25	700	468
[2]	Bank of America Corp.	1.843%	2/4/25	21,000	20,458
[2]	Bank of America Corp.	3.875%	8/1/25	15,000	14,595
[2]	Bank of America Corp.	1.530%	12/6/25	10,000	9,361
[2]	Bank of America Corp.	2.015%	2/13/26	9,753	9,135
[2]	Bank of America Corp.	3.384%	4/2/26	14,500	13,910
[2]	Bank of America Corp.	1.319%	6/19/26	8,693	7,965
[2]	Bank of America Corp.	4.827%	7/22/26	44,610	43,826
[2]	Bank of America Corp.	1.197%	10/24/26	10,000	9,001
	Bank of America Corp.	5.080%	1/20/27	20,817	20,574
[2]	Bank of Montreal	0.625%	7/9/24	13,530	12,847
	Bank of Montreal	5.300%	6/5/26	9,000	8,979
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,026	6,586
[2]	Bank of New York Mellon Corp.	5.224%	11/21/25	24,550	24,409
	Bank of New York Mellon Corp.	4.414%	7/24/26	15,910	15,571
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	14,327
	Bank of New York Mellon Corp.	4.947%	4/26/27	20,000	19,745
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,201
	Bank of New York Mellon Corp.	4.543%	2/1/29	5,000	4,866
	Bank of Nova Scotia	0.650%	7/31/24	4,090	3,873
	Bank of Nova Scotia	5.250%	12/6/24	5,000	4,960
	Bank of Nova Scotia	1.450%	1/10/25	6,400	6,001
[2]	Bank of Nova Scotia	3.450%	4/11/25	16,200	15,610
	Bank of Nova Scotia	5.450%	6/12/25	25,000	24,872
	Bank of Nova Scotia	4.750%	2/2/26	15,000	14,771
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,241
[6]	Berkshire Hathaway Inc.	0.000%	3/12/25	2,400	2,450
[6]	Berkshire Hathaway Inc.	1.125%	3/16/27	900	889
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15,000	14,880
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	3,000	2,902
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,819
	Charles Schwab Corp.	1.150%	5/13/26	10,000	8,851
	Citigroup Inc.	1.281%	11/3/25	2,000	1,874
	Citigroup Inc.	2.014%	1/25/26	4,975	4,679
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,013
	Cooperatieve Rabobank UA	1.375%	1/10/25	1,606	1,510
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	2,320	2,235
[4]	Danske Bank A/S	0.976%	9/10/25	3,360	3,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	F&G Global Funding	0.900%	9/20/24	2,244	2,087
[4]	F&G Global Funding	1.750%	6/30/26	2,361	2,088
[2]	Fifth Third Bank NA	3.950%	7/28/25	12,299	11,734
	Goldman Sachs Group Inc.	5.700%	11/1/24	26,285	26,253
[2]	HSBC Holdings plc	3.803%	3/11/25	10,000	9,806
	HSBC Holdings plc	0.976%	5/24/25	17,100	16,266
[2]	HSBC Holdings plc	2.633%	11/7/25	2,900	2,757
	HSBC Holdings plc	4.180%	12/9/25	2,100	2,039
	HSBC Holdings plc	2.999%	3/10/26	14,140	13,425
[2]	HSBC Holdings plc	1.645%	4/18/26	3,445	3,181
[2]	HSBC Holdings plc	2.099%	6/4/26	3,000	2,778
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,294
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,728
	HSBC USA Inc.	5.625%	3/17/25	22,670	22,604
	Huntington National Bank	5.699%	11/18/25	1,733	1,683
	Intercontinental Exchange Inc.	3.650%	5/23/25	7,800	7,643
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,872
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,674
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	23,680	23,229
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,439
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	7,120
	JPMorgan Chase & Co.	3.900%	7/15/25	20,000	19,502
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,638
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	14,048
	JPMorgan Chase & Co.	5.546%	12/15/25	24,250	24,157
	JPMorgan Chase & Co.	2.595%	2/24/26	1,220	1,158
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	10,000	9,393
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	24,280	22,737
	JPMorgan Chase & Co.	4.080%	4/26/26	18,500	17,984
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,525
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	11,630
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,626
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	8,912
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	13,474
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,637
[2]	KeyBank NA	4.150%	8/8/25	3,300	3,043
	KeyBank NA	4.700%	1/26/26	14,000	13,072
	Legg Mason Inc.	3.950%	7/15/24	5,000	4,905
[4]	LSEGA Financing plc	0.650%	4/6/24	4,135	3,959
[4]	Macquarie Bank Ltd.	5.208%	6/15/26	6,390	6,332
[4]	Macquarie Group Ltd.	1.201%	10/14/25	35,000	32,834
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	4,650	4,518
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	18,260	17,433
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	7,788
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,711	2,556
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,812	13,575
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	3,500	3,450
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,258
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	10,000	9,876
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,640
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	9,060	9,015
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,539
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	200	192
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	7,800	7,758
[2]	Morgan Stanley	3.700%	10/23/24	3,945	3,851
	Morgan Stanley	0.790%	5/30/25	16,600	15,771
[2]	Morgan Stanley	2.720%	7/22/25	27,854	26,860
[2]	Morgan Stanley	4.000%	7/23/25	24,556	23,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	1.164%	10/21/25	10,000	9,349
[2]	Morgan Stanley	2.630%	2/18/26	5,720	5,430
[2]	Morgan Stanley	2.188%	4/28/26	15,000	14,079
[6]	Morgan Stanley	2.103%	5/8/26	1,333	1,387
	Morgan Stanley	4.679%	7/17/26	31,223	30,636
	Morgan Stanley	6.138%	10/16/26	8,000	8,088
	Morgan Stanley	5.050%	1/28/27	10,120	10,035
[2]	Morgan Stanley	1.512%	7/20/27	3,630	3,217
	Morgan Stanley Bank NA	4.754%	4/21/26	11,700	11,522
	National Bank of Canada	5.250%	1/17/25	3,885	3,849
[4]	National Securities Clearing Corp.	5.150%	5/30/25	1,600	1,592
[4]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	8,918
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,157
[2]	PNC Bank NA	3.250%	6/1/25	8,470	8,083
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	4,959
	PNC Financial Services Group Inc.	5.812%	6/12/26	35,810	35,622
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,141
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,780
	PNC Financial Services Group Inc.	5.354%	12/2/28	2,100	2,076
	Progressive Corp.	2.500%	3/15/27	2,100	1,930
[2]	Royal Bank of Canada	3.970%	7/26/24	15,250	14,966
[2]	Royal Bank of Canada	0.750%	10/7/24	6,656	6,249
	Royal Bank of Canada	3.375%	4/14/25	7,600	7,321
[2]	Royal Bank of Canada	4.950%	4/25/25	26,900	26,576
[2]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,226
[2]	Royal Bank of Canada	4.875%	1/12/26	20,000	19,771
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,424
[2]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,737
	Royal Bank of Canada	3.625%	5/4/27	2,100	1,987
[4]	Security Benefit Global Funding	1.250%	5/17/24	14,420	13,724
[4]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	14,000	13,170
	State Street Corp.	3.550%	8/18/25	10,000	9,671
[2]	State Street Corp.	2.354%	11/1/25	2,653	2,532
	State Street Corp.	4.857%	1/26/26	11,970	11,799
	State Street Corp.	2.901%	3/30/26	15,273	14,596
	State Street Corp.	5.104%	5/18/26	15,000	14,893
	State Street Corp.	2.650%	5/19/26	300	281
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	7,564
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	21,853	20,084
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,190
[4]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	3,450	3,261
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,000	7,025
[2]	Toronto-Dominion Bank	0.700%	9/10/24	10,000	9,424
[2]	Toronto-Dominion Bank	4.285%	9/13/24	5,500	5,403
	Toronto-Dominion Bank	3.766%	6/6/25	10,770	10,448
[2]	Toronto-Dominion Bank	0.750%	9/11/25	4,100	3,711
	Toronto-Dominion Bank	5.103%	1/9/26	10,000	9,964
[2]	Toronto-Dominion Bank	1.250%	9/10/26	24,300	21,485
[2,6]	Toronto-Dominion Bank	2.551%	8/3/27	1,700	1,737
[2]	Truist Bank	1.500%	3/10/25	9,201	8,496
[2]	Truist Bank	4.050%	11/3/25	13,927	13,337
[2]	Truist Financial Corp.	2.500%	8/1/24	11,215	10,816
	Truist Financial Corp.	4.000%	5/1/25	3,083	2,983
[2]	Truist Financial Corp.	3.700%	6/5/25	15,000	14,383
[2]	Truist Financial Corp.	4.260%	7/28/26	3,010	2,892
[2]	Truist Financial Corp.	5.900%	10/28/26	20,000	19,814
[2]	Truist Financial Corp.	6.047%	6/8/27	11,990	11,996
[2]	Truist Financial Corp.	4.873%	1/26/29	7,085	6,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5,8]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	4.548%	7/30/25	15,000	9,947
[2,6]	US Bancorp	0.850%	6/7/24	4,292	4,485
	US Bancorp	1.450%	5/12/25	1,610	1,504
[2]	US Bancorp	3.950%	11/17/25	4,105	3,949
[2]	US Bancorp	3.100%	4/27/26	3,000	2,800
	US Bancorp	5.727%	10/21/26	33,330	33,444
[2]	US Bank NA	2.050%	1/21/25	990	934
	Visa Inc.	3.150%	12/14/25	28,608	27,419
[6]	Visa Inc.	1.500%	6/15/26	2,865	2,931
[2]	Wells Fargo & Co.	3.550%	9/29/25	8,788	8,431
[2]	Wells Fargo & Co.	4.540%	8/15/26	9,074	8,871
[2,5,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.662%	2/16/26	5,300	3,530
[2,5,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.824%	11/11/25	1,400	938
[2,6]	Westpac Securities NZ Ltd.	0.427%	12/14/26	2,100	2,014
					1,740,171
Health Care (2.9%)
	AstraZeneca plc	3.375%	11/16/25	14,690	14,120
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,000	4,868
	Merck & Co. Inc.	2.750%	2/10/25	32,027	30,860
	Novartis Capital Corp.	3.000%	11/20/25	20,000	19,137
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	37,695	37,351
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	99,050	97,840
[4]	Roche Holdings Inc.	3.000%	11/10/25	25,000	23,859
	UnitedHealth Group Inc.	3.750%	7/15/25	11,250	10,951
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,669
					240,655
Industrials (2.7%)
	3M Co.	2.650%	4/15/25	900	857
	Canadian National Railway Co.	2.750%	3/1/26	1,065	1,003
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,120	5,867
[2]	Caterpillar Financial Services Corp.	4.900%	1/17/25	10,000	9,957
[2]	Caterpillar Financial Services Corp.	3.400%	5/13/25	20,000	19,377
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,000	4,667
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	10,000	9,844
	Deere & Co.	2.750%	4/15/25	20,000	19,216
	General Dynamics Corp.	3.250%	4/1/25	3,320	3,213
	Honeywell International Inc.	1.350%	6/1/25	4,160	3,885
[2]	John Deere Capital Corp.	1.250%	1/10/25	1,000	943
[2]	John Deere Capital Corp.	5.150%	3/3/25	8,330	8,336
[2]	John Deere Capital Corp.	2.125%	3/7/25	13,570	12,906
[2]	John Deere Capital Corp.	3.400%	6/6/25	8,315	8,054
[2]	John Deere Capital Corp.	4.950%	6/6/25	5,840	5,827
[2]	John Deere Capital Corp.	4.750%	6/8/26	8,820	8,802
	Lockheed Martin Corp.	4.950%	10/15/25	4,280	4,271
	Lockheed Martin Corp.	3.550%	1/15/26	12,190	11,834
[2]	PACCAR Financial Corp.	3.550%	8/11/25	10,000	9,696
	Rockwell Automation Inc.	2.875%	3/1/25	20,000	19,246
[4]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	11,218	10,831
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	3,325	3,006
	Tyco Electronics Group SA	4.500%	2/13/26	28,933	28,511
	Union Pacific Corp.	3.250%	8/15/25	9,780	9,409
	Union Pacific Corp.	2.750%	3/1/26	10,000	9,460
	United Parcel Service Inc.	3.900%	4/1/25	900	881
					229,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (0.3%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	7,760	7,163
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,380	10,327
[4]	Georgia-Pacific LLC	3.600%	3/1/25	7,425	7,167
					24,657
Real Estate (0.6%)
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	3,035	2,922
	Public Storage	1.500%	11/9/26	2,200	1,971
	Realty Income Corp.	3.875%	4/15/25	10,000	9,685
[2,9]	Realty Income Corp.	1.875%	1/14/27	697	749
[9]	Realty Income Corp.	1.125%	7/13/27	1,300	1,321
	Simon Property Group LP	2.000%	9/13/24	6,140	5,854
	Simon Property Group LP	3.375%	10/1/24	16,740	16,248
	Simon Property Group LP	3.500%	9/1/25	10,000	9,587
					48,337
Technology (0.4%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	4,806
	Intel Corp.	3.400%	3/25/25	5,000	4,848
	Intel Corp.	4.875%	2/10/26	3,315	3,306
	Intuit Inc.	0.950%	7/15/25	5,000	4,570
	Microsoft Corp.	2.700%	2/12/25	10,000	9,649
	PayPal Holdings Inc.	2.400%	10/1/24	6,100	5,866
					33,045
Utilities (0.7%)
	Atlantic City Electric Co.	3.375%	9/1/24	15,000	14,541
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,398
[2]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,078	4,390
	Florida Power & Light Co.	2.850%	4/1/25	900	865
[4]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,432
[2]	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	10,000	9,449
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	8,000	7,960
	Southern California Gas Co.	3.150%	9/15/24	16,100	15,604
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,425	2,432
					60,071
Total Corporate Bonds (Cost $3,068,680)					2,997,377
Sovereign Bonds (2.5%)
[2,4]	Airport Authority Hong Kong	4.875%	1/12/26	4,310	4,278
[2]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	5,857
	Corp. Andina de Fomento	1.250%	10/26/24	20,743	19,510
	Equinor ASA	1.750%	1/22/26	5,000	4,615
	Export-Import Bank of Korea	1.250%	1/18/25	55,000	51,634
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	23,803
	Export-Import Bank of Korea	4.875%	1/11/26	6,750	6,661
[2]	Korea Development Bank	1.750%	2/18/25	7,000	6,604
	Korea Development Bank	2.000%	2/24/25	20,000	18,929
[2,4]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	18,023
[2]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,501
[2]	QatarEnergy	1.375%	9/12/26	7,798	7,018
[2]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	2,943
[2]	Saudi Arabian Oil Co.	2.875%	4/16/24	13,170	12,848
[2,4]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,166
[4]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,789
Total Sovereign Bonds (Cost $223,358)					210,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	52,395
	University of California Revenue	0.883%	5/15/25	27,000	24,996
Total Taxable Municipal Bonds (Cost $83,750)					77,391
				Shares
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[10]	Vanguard Market Liquidity Fund (Cost $167,363)	5.150%		1,673,942	167,361
Total Investments (100.9%) (Cost $8,677,110)					8,451,289
Other Assets and Liabilities—Net (-0.9%)					(71,710)
Net Assets (100%)					8,379,579
Cost is in $000.
1	Securities with a value of $3,815,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $845,916,000, representing 10.1% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Face amount denominated in euro.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	1,420	288,748	(1,542)
10-Year U.S. Treasury Note	September 2023	1,568	176,032	(3,363)
Ultra 10-Year U.S. Treasury Note	September 2023	61	7,225	(5)
				(4,910)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(1,562)	(167,280)	1,486
Euro-Bobl	September 2023	(126)	(15,909)	244
Euro-Schatz	September 2023	(33)	(3,776)	31
Long Gilt	September 2023	(11)	(1,331)	10
Long U.S. Treasury Bond	September 2023	(11)	(1,396)	(7)
Ultra Long U.S. Treasury Bond	September 2023	(250)	(34,055)	(369)
				1,395
				(3,515)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	7/21/23	EUR	2,152	USD	2,362	—	(12)
Bank of America, N.A.	7/21/23	EUR	400	USD	435	2	—
BNP Paribas	9/20/23	USD	17,955	AUD	26,058	558	—
State Street Bank & Trust Co.	7/6/23	USD	34,168	EUR	31,280	34	—
Morgan Stanley Capital Services LLC	7/6/23	USD	2,530	GBP	1,984	9	—
Morgan Stanley Capital Services LLC	9/20/23	USD	401	GBP	313	4	—
						607	(12)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/28	JPMC	5,090	1.000	64	40	24	—
Republic of Chile/A2	6/20/28	MSCS	1,770	1.000	22	(14)	36	—
					86	26	60	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $562,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2023, counterparties had deposited in segregated accounts cash of $251,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,332,205	—	2,332,205
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,666,776	—	2,666,776
Corporate Bonds	—	2,997,377	—	2,997,377
Sovereign Bonds	—	210,179	—	210,179
Taxable Municipal Bonds	—	77,391	—	77,391
Temporary Cash Investments	167,361	—	—	167,361
Total	167,361	8,283,928	—	8,451,289

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,771	—	—	1,771
Forward Currency Contracts	—	607	—	607
Swap Contracts	—	60	—	60
Total	1,771	667	—	2,438
Liabilities
Futures Contracts[1]	5,286	—	—	5,286
Forward Currency Contracts	—	12	—	12
Total	5,286	12	—	5,298
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.